RESTATED AND AMENDED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Restated and amended financial statements

Amended and restated consolidated statement of financial position:

	As at December 31, 2018
	Previously Reported	Adjustments	As Restated
	$	$	$

Deferred loss on derivatives	—	951,792	951,792
Derivative Liability	—	733,339	733,339
Convertible Promissory Notes – Current	636,890	(611,349)	25,541
Convertible Promissory Notes Payable – Non-Current	11,961	(11,961)	—
Promissory Notes	—	209,755	209,755
Share Capital	6,047,999	32,152	6,080,151
Retained Earnings	(6,298,936)	599,857	(5,699,079)

Amended and restated consolidated statement of comprehensive loss:

	Year ended December 31, 2018
	Previously Reported	Adjustments	As Restated
	$	$	$

Accounting, Audit, and Legal	100,144	(17,669)	82,475
Accretion Expense	—	7,039	7,039
Interest and Bank Charges	189,375	9,283	198,658
Foreign Exchange (Loss) Gain	(26,711)	64,393	37,682
Change in Fair Value on Derivative Instruments	—	534,118	534,118
Loss per share, basic and diluted	$0.01		$0.01

Amended and restated consolidated statement of cash flows:

	Year ended December 31, 2018
	Previously Reported	Adjustment	As Restated
	$	$	$

Net Loss for the Year	(1,122,820)	599,857	(522,963)

Non-Cash Items
Change in Fair Value on Derivative Instruments	—	(534,118)	(534,118)
Accrued Interest on Convertible Promissory Notes	—	195,412	195,412
Accretion Expenses	—	7,039	7,039
Original Issue Discounts on Promissory Notes	36,653	(36,653)	—
Unrealized Foreign Exchange (Gain) Loss	58,346	(136,196)	(77,850)
Fees and Interest on Convertible Promissory Notes	186,128	(186,128)	—
Change in Non-Cash Working Capital Accounts	104,828	(1)	104,827
Net Proceeds on Issuance of Promissory Notes	686,590	108,457	795,047